5. SHAREHOLDERS EQUITY (DEFICIT) (Tables)	12 Months Ended
Sep. 30, 2012
Shareholders Equity Deficit Tables
Common stock warrants granted, forfeited or expired and exercised

The following is a summary of the common stock warrants granted, forfeited or expired and exercised.

		Weighted Average Exercise
	Warrants	Price Per Shares
Outstanding – October 1, 2010	0	$0.00
Granted	4,282,153	$0.70
Forfeited or expired	0	$0.00
Exercised	0	$0.00
Outstanding – September 30, 2011	4,282,153	$0.70
Granted	3,333,334	$0.14
Forfeited or expired	0	$0.00
Exercised	0	$0.00
Outstanding – September 30, 2012	7,615,487	$0.45

Warrants to purchase common stock outstanding

As of September 30, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of	Warrant Exercise	Warrant
Warrants Issued	Price Per Share	Expiration Date
595,238	$1.26	October 5, 2013
449,438	$1.34	January 25, 2014
510,204	$1.47	February 23, 2014
2,727,273	$0.33	August 9, 2014
1,666,667	$0.18	February 21, 2015
1,666,667	$0.09	September 20, 2015
7,615,487